Intangible assets and good will, net	12 Months Ended
Dec. 31, 2020
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Intangible assets and good will, net

(15)	Intangible assets and goodwill, net
Intangible assets and goodwill, net of amortization as of December 31, 2020 and 2019 are follows:

	December 31, 2020	December 31, 2019
Routes	$29,707	$31,911
Trademarks	3,938	3,938
Software and webpages	147,247	158,690
Other intangible rights	—	2,935

Subtotal	180,892	197,474
Goodwill	308,033	308,033

Total Intangible Assets	$488,925	$505,507

The following is the detail of intangible assets as of December 31, 2020 and 2019:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2019	$311,180	$52,481	$3,938	$282,126	$27,521	$677,246

Additions (1)	—	—	—	43,764	—	43,764
Disposals (1)	—	—	—	(10,171)	—	(10,171)

December 31, 2020	$311,180	$52,481	$3,938	$315,719	$27,521	$710,839

Accumulated Amortization and Impairment Losses:
December 31, 2019	$3,147	$20,570	$—	$123,436	$24,586	$171,739

Amortization for the year	—	2,204	—	45,036	2,935	50,175

December 31, 2020	$3,147	$22,774	—	$168,472	$27,521	$221,914

Carrying Amounts:

December 31, 2019	$308,033	$31,911	$3,938	$158,690	$2,935	$505,507

December 31, 2020	$308,033	$29,707	$3,938	$147,247	—	$488,925

(1)
The main additions of other intangibles correspond to SAP project for $33,346, digital transformation project for $2,387, CRM project $2,179, Core System project $1,108, Software and webpages for $4,071. In relation to deconsolidation of Avianca Perú S.A. there is a disposal of $10,171.

The following is the detail of intangible assets as of December 31, 2019 and 2018:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others (1)	Total
Cost:
December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Additions (1)	—	—	—	34,751	2,099	36,850
Transfers	—	—	—	76,025	(76,025)	—
Disposals	—	—	(21)	—	—	(21)
Sale of subsidiaries	—	—	—	(50)	—	(50)

December 31, 2019	$311,180	$52,481	$3,938	$282,126	$27,521	$677,246

Accumulated Amortization and Impairment Losses:
December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Amortization for the year	—	2,388	—	36,551	6,181	45,120
Sale of subsidiaries	—	—	—	(45)	—	(45)

December 31, 2019	$3,147	$20,570	$—	$123,436	$24,586	$171,739

Carrying Amounts:

December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

December 31, 2019	$308,033	$31,911	$3,938	$158,690	$2,935	$505,507

(1)
The main acquisitions of other intangibles correspond to digital transformation project for $ 28,567, the SAP project for $17,566, J2C project for $ 13,056, SOC Project for $ 8,848 and CRM project 5,936.

(15.1) Goodwill and intangible assets with indefinite useful life
For the purpose of verifying the impairment of goodwill acquired through combinations of business and other intangibles with indefinite useful life, acquired before 2020, have been assigned to the air transport segment, since the Group considers that according to the operational and financial synergies between the different companies of the Group, this is the most appropriate and least arbitrary to measure the recoverable amount. In line with operative model of the Group.
The carrying value of the goodwill allocated to the air transport segment is as follows:

	December 31, 2020	December 31, 2019
Goodwill	$308,033	$308,033
Routes	23,463	23,463
Trademarks	3,938	3,938
The group performed its annual impairment test in the fourth quarter of 2020 consistently with previous years. As of December 31, 2020, and 2019, the Group did not identify potential impairment of goodwill or intangible assets, nor on equipment properties.
Basis for calculating recoverable amount
The recoverable amounts of CGUs have been measured based on their value-in-use.
Value-in-use
is calculated using a discounted cash flow model, Cash flow projections are based on the Business plan approved by the Board covering a five-year period that have been impacted by the decrease in demand and the restrictions imposed by various governments in the region and the corresponding adjustment of capacity offered.
Cash flows extrapolated beyond the five-year period are projected to increase based on long-term growth rates, Cash flow projections are discounted using the CGU’s pre-tax
discount rate.
Under the Board of directors approved business plan in the fourth quarter of 2020 and knows the impacts generated by COVID 19, The cash flows that have been used in the value-in-use
calculations of business plans reflect the estimated negative impact of COVID 19 and the travel restrictions imposed on governments, based on the information that was known at the time and that is being put into practice by the Directorate under the existing conditions.
Macroeconomic assumptions are based on market data extracted from Bloomberg for both the expected WTI price and the expected interest rate levels, which have a direct impact on our cost projections, all costs are affected by inflation.

The main assumptions used in the calculations of the value in use are as follows:

	December 31, 2020	December 31, 2019
Carrying amount of goodwill, routes and trademarks with indefinite life	$335,434	$335,434
Impairment losses	—	—
Revenue growth p.a. over planning period	2.5% to 24.8%	2.3% to 5%
Operating income over planning period	(5.9%) to 11.4%	5.2% to 8.8%
Capital expenditures over planning period	1.24% to 3.86%	(0.2%) to 12.69%
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	3.7%	4.3%
Operating Income after planning period	11.50%	10.00%
Capital expenditures after planning period	2.43%	6.43%
Business Enterprise Value	5,724,540	9,269,446
Discount rate (1)	14.11%	8.72%
As of December 31, 2020, the net book value of the Air Transport UGE, including intangible assets with an indefinite life, amounts to $ 3,190,059.

(1)	As a result of the distortion caused by the contingency of COVID-19 in market rates, for the impairment test, as of December 31, 2020, discount rates have been used, ranging from 9.34% until 14.11%.